Concentration of Credit Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Risks And Uncertainties (Textual)
Percentage of concentration risk	10.00%	10.00%
Cash and cash equivalents	$ 4,496,588	$ 6,732,601	$ 116,132